Debt (Tables)	6 Months Ended
Jun. 30, 2024
Debt Disclosure [Abstract]
Summary of Long-Term Debt
Long-Term Debt as of June 30, 2024 (Successor) consisted of the following:

(in thousands)
Senior Secured Term Loan, including paid-in-kind interest	$791,377
Less: Debt issuance costs	(1,000)

Total long-term debt, net	$790,377